Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies (Textual)
Advertising expenses						$ 53	$ 24	$ 26
Weighted-average number of ordinary shares	[1]	2,459,088	2,459,088	2,459,088	2,459,088	2,459,088	2,459,088	2,459,088
Shares issued to former shareholder included in computation of weighted-average number of ordinary shares						48,000

[1]	On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share.